Shareholders’ Equity (Deficit) (Details) - $ / shares				12 Months Ended
	Nov. 07, 2025	Jun. 27, 2025	Jun. 06, 2024	Dec. 31, 2025	Jun. 25, 2025	Jun. 15, 2025	Dec. 31, 2024	Nov. 30, 2020
Shareholder’s Equity (Deficit) [Line Items]
Preference shares authorized				5,000,000			5,000,000
Preference shares par value (in Dollars per share)				$ 0.0001			$ 0.0001
Preference shares outstanding				0			0
Preference shares issued				0			0
Founders Shares [Member]
Shareholder’s Equity (Deficit) [Line Items]
Number of shares surrendered	3,400,000
Class A Ordinary Shares [Member]
Shareholder’s Equity (Deficit) [Line Items]
Ordinary shares authorized				500,000,000			500,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001			$ 0.0001
Ordinary shares issued				580,000			0
Ordinary shares outstanding				580,000			0
Shares subject to possible redemption				27,600,000			0
Class B Ordinary Shares [Member]
Shareholder’s Equity (Deficit) [Line Items]
Ordinary shares authorized				50,000,000			50,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001			$ 0.0001
Ordinary shares issued				6,900,000	1,150,000	750,000	6,900,000
Ordinary shares outstanding				6,900,000			6,900,000
Common stock, voting rights				one
Number of shares surrendered			9,375,000
Percentage of common stock on conversion of shares				20.00%
Class B Ordinary Shares [Member] | Founders Shares [Member]
Shareholder’s Equity (Deficit) [Line Items]
Ordinary shares issued					1,150,000	750,000
Number of shares no longer subject to forfeiture		900,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholder’s Equity (Deficit) [Line Items]
Ordinary shares issued						750,000		14,375,000
Number of shares surrendered			9,375,000
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholder’s Equity (Deficit) [Line Items]
Ordinary shares outstanding			14,375,000		6,900,000
Class B Ordinary Shares [Member] | Maximum [Member] | Founders Shares [Member]
Shareholder’s Equity (Deficit) [Line Items]
Ordinary shares outstanding					6,900,000	5,750,000
Class B Ordinary Shares [Member] | Maximum [Member] | Sponsor [Member]
Shareholder’s Equity (Deficit) [Line Items]
Ordinary shares outstanding			14,375,000
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholder’s Equity (Deficit) [Line Items]
Ordinary shares issued						5,000,000
Ordinary shares outstanding			5,000,000
Class B Ordinary Shares [Member] | Minimum [Member] | Founders Shares [Member]
Shareholder’s Equity (Deficit) [Line Items]
Ordinary shares outstanding					5,750,000
Class B Ordinary Shares [Member] | Minimum [Member] | Sponsor [Member]
Shareholder’s Equity (Deficit) [Line Items]
Ordinary shares outstanding			5,000,000			5,000,000
IPO [Member] | Founders Shares [Member]
Shareholder’s Equity (Deficit) [Line Items]
Number of shares no longer subject to forfeiture		900,000
IPO [Member] | Class A Ordinary Shares [Member]
Shareholder’s Equity (Deficit) [Line Items]
Ordinary shares issued		3,600,000